Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	May 09, 2022	Dec. 31, 2022	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

The following table sets forth (i) the compensation for Thomas A. Gendron, our principal executive officer (“PEO”) in fiscal year 2021 and fiscal year 2022 until May 9, 2022, (ii) the compensation for Charles P. Blankenship, our PEO since May 9, 2022, and (iii) the average compensation for our NEOs other than either of our PEOs (“non-PEO NEOs”). Such amounts are reported for fiscal years 2023, 2022 and 2021 (each a “Covered Year”), both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” (or “CAP”) to such individuals, as calculated in accordance with rules adopted by the SEC in August 2022. In the tables below, Mr. Gendron is referred to as “PEO 1” and Mr. Blankenship is referred to as “PEO 2”. “Compensation actually paid” does not reflect amounts actually realized by either of our PEOs and Non-PEO NEOs and may be higher or lower than amounts, if any, that are actually realized by such individuals. The table below also provides information for each Covered Year regarding our cumulative total shareholder return, the cumulative return of our peer group, our net income, and our Adjusted Earnings Per Share (“Adjusted EPS”). Additional information regarding our compensation philosophy, the structure of our performance-based compensation programs, and compensation decisions made this year is described above in our “Compensation Discussion and Analysis”.

							Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO 1 ($)	Compensation Actually Paid to PEO 1 ($)(1)(2)	Summary Compensation Table Total for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income ($)(in Thousands) (7)	Adjusted EPS ($)(8)
2023	N/A	N/A	$7,615,536	$13,715,786	$3,054,183	$4,256,756	$158	$141	$232,368	$4.21
2022	5025133	16989	$6,984,261	$5,891,379	$1,421,731	$365,530	$101	$122	$171,698	$2.75
2021	$5,611,439	$12,792,019	N/A	N/A	$2,385,323	$3,965,323	$142	$144	$208,649	$3.24
(1)
Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Fiscal Year	2023	2022	2021
Summary Compensation Table Total for PEO 1 ($)	$0	$5,025,133	$5,611,439
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	$0	$3,780,000	$3,740,152
Plus Value, as of Fiscal Year End, of Equity Awards Granted During the Fiscal Year That Were Outstanding and Unvested at Fiscal Year End ($)	$0	$2,259,351	$6,691,979
Plus Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in Previous Fiscal Years ($)	$0	$(3,949,417)	$4,098,401
Plus Fair Value as of Vesting Date of Equity Awards That Were Granted and Vested in the Year ($)	$0	$0	$0
Plus Change in Fair Value, Between the Vesting Date and the End of the Prior Fiscal Year, of Equity Awards Granted in Prior Years that Vested in the Year ($)	$0	$461,922	$130,352
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	N/A	N/A	N/A
Compensation Actually Paid to PEO 1 ($)	$0	$16,989	$12,792,019

Fiscal Year	2023	2022	2021
Summary Compensation Table Total for PEO 2 ($)	$7,615,536	$6,984,261	$0
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	$4,034,311	$5,322,574	$0
Plus Value, as of Fiscal Year End, of Equity Awards Granted During the Fiscal Year That Were Outstanding and Unvested at Fiscal Year End ($)	$7,289,501	$4,218,938	$0
Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards that Were Granted in Previous Fiscal Years ($)	$2,587,437	$0	$0
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	$0	$0	$0
Plus Change in Fair Value, Between the Vesting Date and the End of the Prior Fiscal Year, of Equity Awards Granted in Prior Years that Vested in the Year ($)	$206,744	$0	$0
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	$50,878	$10,755	$0
Compensation Actually Paid to PEO 2 ($)	$13,715,786	$5,891,379	$0

(2)
For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of stock option awards and restricted stock units in accordance with FASB ASC Topic 718 as of the end of the relevant fiscal year, other than fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting. The valuation assumptions used in the calculation of such amounts are set forth in Note 21 of Woodward’s financial statements in its Annual Report on Form 10-K for the fiscal year ended September 30, 2023, filed with the SEC on November 17, 2023.
(3)
This figure is the average of the summary compensation table total compensation for the non-CEO NEOs in each listed year. The names of the non-PEO NEOs for each Covered Year are: for 2023, William F. Lacey, Thomas G. Cromwell, A. Christopher Fawzy, Randall L. Hobbs, Mark D. Hartman, Sagar A. Patel, and Roger A. Ross; for 2022, Mark D. Hartman, Thomas G. Cromwell, A. Christopher Fawzy and Sagar A. Patel; and for 2021, Robert F. Weber, Thomas G. Cromwell, Sagar A. Patel, and Roger A. Ross.
(4)
This figure is the average of compensation actually paid for the non-PEO NEOs in each Covered Year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC's rules, as shown in the adjustment table below.

Fiscal Year	2023	2022	2021
Average Summary Compensation Table Total for Non-PEO NEOs ($)	$3,054,183	$1,421,731	$2,385,323
Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	$1,364,948	$722,400	$1,560,717
Plus Non-PEO NEO Average Value, as of Fiscal Year End, of Equity Awards Granted During Year That Were Outstanding and Unvested at Fiscal Year End ($)	$1,992,614	$431,787	$2,435,565
Plus Non-PEO NEO Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards that Were Granted in Previous Fiscal Years ($)	$551,855	$(844,997)	$641,059
Plus Non-PEO NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	$0	$0	$0
Plus Change in Fair Value, between the Vesting Date and the End of the Prior Fiscal Year, of Equity Awards Granted in Prior Years that Vested in the Year ($)	$15,817	$79,409	$64,093
Minus Non-PEO NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	$7,235	$0	$0
Average Compensation Actually Paid to Non-PEO NEOs ($)	$4,256,756	$365,530	$3,965,323
(5)
Total shareholder return is calculated by assuming that a $100 investment was made on at the close of trading on September 30, 2020 and reinvesting all dividends until the last day of each reported fiscal year.
(6)
The peer group used is S&P MidCap 400, as used in the Company's performance graph in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on September 30, 2020 and reinvesting all dividends until the last day of each reported fiscal year.
(7)
The dollar amounts reported are the Company's net income reflected in the Company’s audited financial statements.
(8)
In the Company's assessment, Adjusted EPS was identified as the most important financial performance measure used by us in fiscal year 2023 to link compensation actually paid to performance. Our definition of Adjusted EPS is described in the “Compensation Discussion and Analysis”.

Company Selected Measure Name			Adjusted EPS
Peer Group Issuers, Footnote
(6)
The peer group used is S&P MidCap 400, as used in the Company's performance graph in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on September 30, 2020 and reinvesting all dividends until the last day of each reported fiscal year.

Adjustment To PEO Compensation, Footnote
(1)
Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Fiscal Year	2023	2022	2021
Summary Compensation Table Total for PEO 1 ($)	$0	$5,025,133	$5,611,439
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	$0	$3,780,000	$3,740,152
Plus Value, as of Fiscal Year End, of Equity Awards Granted During the Fiscal Year That Were Outstanding and Unvested at Fiscal Year End ($)	$0	$2,259,351	$6,691,979
Plus Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in Previous Fiscal Years ($)	$0	$(3,949,417)	$4,098,401
Plus Fair Value as of Vesting Date of Equity Awards That Were Granted and Vested in the Year ($)	$0	$0	$0
Plus Change in Fair Value, Between the Vesting Date and the End of the Prior Fiscal Year, of Equity Awards Granted in Prior Years that Vested in the Year ($)	$0	$461,922	$130,352
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	N/A	N/A	N/A
Compensation Actually Paid to PEO 1 ($)	$0	$16,989	$12,792,019

Fiscal Year	2023	2022	2021
Summary Compensation Table Total for PEO 2 ($)	$7,615,536	$6,984,261	$0
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	$4,034,311	$5,322,574	$0
Plus Value, as of Fiscal Year End, of Equity Awards Granted During the Fiscal Year That Were Outstanding and Unvested at Fiscal Year End ($)	$7,289,501	$4,218,938	$0
Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards that Were Granted in Previous Fiscal Years ($)	$2,587,437	$0	$0
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	$0	$0	$0
Plus Change in Fair Value, Between the Vesting Date and the End of the Prior Fiscal Year, of Equity Awards Granted in Prior Years that Vested in the Year ($)	$206,744	$0	$0
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	$50,878	$10,755	$0
Compensation Actually Paid to PEO 2 ($)	$13,715,786	$5,891,379	$0

Non-PEO NEO Average Total Compensation Amount			$ 3,054,183	$ 1,421,731	$ 2,385,323
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,256,756	365,530	3,965,323
Adjustment to Non-PEO NEO Compensation Footnote
(3)
This figure is the average of the summary compensation table total compensation for the non-CEO NEOs in each listed year. The names of the non-PEO NEOs for each Covered Year are: for 2023, William F. Lacey, Thomas G. Cromwell, A. Christopher Fawzy, Randall L. Hobbs, Mark D. Hartman, Sagar A. Patel, and Roger A. Ross; for 2022, Mark D. Hartman, Thomas G. Cromwell, A. Christopher Fawzy and Sagar A. Patel; and for 2021, Robert F. Weber, Thomas G. Cromwell, Sagar A. Patel, and Roger A. Ross.
(4)
This figure is the average of compensation actually paid for the non-PEO NEOs in each Covered Year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC's rules, as shown in the adjustment table below.

Fiscal Year	2023	2022	2021
Average Summary Compensation Table Total for Non-PEO NEOs ($)	$3,054,183	$1,421,731	$2,385,323
Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	$1,364,948	$722,400	$1,560,717
Plus Non-PEO NEO Average Value, as of Fiscal Year End, of Equity Awards Granted During Year That Were Outstanding and Unvested at Fiscal Year End ($)	$1,992,614	$431,787	$2,435,565
Plus Non-PEO NEO Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards that Were Granted in Previous Fiscal Years ($)	$551,855	$(844,997)	$641,059
Plus Non-PEO NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	$0	$0	$0
Plus Change in Fair Value, between the Vesting Date and the End of the Prior Fiscal Year, of Equity Awards Granted in Prior Years that Vested in the Year ($)	$15,817	$79,409	$64,093
Minus Non-PEO NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	$0	$0	$0
Plus Value of Dividends or other Earnings Paid on Stock Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	$7,235	$0	$0
Average Compensation Actually Paid to Non-PEO NEOs ($)	$4,256,756	$365,530	$3,965,323

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

List of Financial Performance Measures

As described in greater detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program and practices are designed to reinforce our pay-for-performance philosophy and align with sound governance principles. The metrics that the Company uses for both our short-term and long-term incentive awards are selected to promote alignment with our business strategy and to incentivize our NEOs toward long-term stockholder value creation. The financial performance measures identified as the most important and used by the Company to link executive “compensation actually paid” to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are as follows:

•
Adjusted EPS
•
Adjusted Free Cash Flow
•
Return on Capital

Adjusted EPS, Adjusted Free Cash Flow and Return on Capital are non-GAAP financial measures. For more information on how Adjusted EPS and Adjusted Free Cash Flow are calculated, see the section titled “Non-U.S. GAAP Measures” in Item 7, Management’s Discussion and Analysis of Financial Conditions and Results of Operations, in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2023, filed with the SEC on November 17, 2023. "Return on Capital" means net income, adjusted for accounting changes and after-tax interest expense, divided by the sum of total debt, shareholder’s equity, and minority interest. As noted above, in the Company’s assessment, Adjusted EPS was identified as the most important financial performance measure we used in fiscal year 2023 to link compensation actually paid to performance.

Total Shareholder Return Amount			$ 158	101	142
Peer Group Total Shareholder Return Amount			141	122	144
Net Income (Loss)			$ 232,368,000	$ 171,698,000	$ 208,649,000
Company Selected Measure Amount | $ / shares			4.21	2.75	3.24
PEO Name	Thomas A. Gendron	Charles P. Blankenship	Charles P. Blankenship		Thomas A. Gendron
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			Return on Capital
Thomas A. Gendron [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 5,025,133	$ 5,611,439
PEO Actually Paid Compensation Amount			0	16,989	12,792,019
Charles P. Blankenship [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,615,536	6,984,261	0
PEO Actually Paid Compensation Amount			13,715,786	5,891,379	0
PEO | Thomas A. Gendron [Member] | Grant Date Fair Value of Equity Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	3,780,000	3,740,152
PEO | Thomas A. Gendron [Member] | Value as of Fiscal Year End of Equity Awards Granted During Fiscal Year That Were Outstanding and Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	2,259,351	6,691,979
PEO | Thomas A. Gendron [Member] | Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in Previous Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(3,949,417)	4,098,401
PEO | Thomas A. Gendron [Member] | Fair Value as of Vesting Date of Equity Awards That Were Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Thomas A. Gendron [Member] | Change in Fair Value Between the Vesting Date and the End of the Prior Fiscal Year of Equity Awards Granted in Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	461,922	130,352
PEO | Thomas A. Gendron [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Charles P. Blankenship [Member] | Grant Date Fair Value of Equity Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,034,311	5,322,574	0
PEO | Charles P. Blankenship [Member] | Value as of Fiscal Year End of Equity Awards Granted During Fiscal Year That Were Outstanding and Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,289,501	4,218,938	0
PEO | Charles P. Blankenship [Member] | Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in Previous Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,587,437	0	0
PEO | Charles P. Blankenship [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Charles P. Blankenship [Member] | Change in Fair Value Between the Vesting Date and the End of the Prior Fiscal Year of Equity Awards Granted in Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			206,744	0	0
PEO | Charles P. Blankenship [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Charles P. Blankenship [Member] | Value of Dividends or other Earnings Paid on Stock Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			50,878	10,755	0
Non-PEO NEO | Change in Fair Value Between the Vesting Date and the End of the Prior Fiscal Year of Equity Awards Granted in Prior Years That Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,817	79,409	64,093
Non-PEO NEO | Value of Dividends or other Earnings Paid on Stock Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,235	0	0
Non-PEO NEO | Average Grant Date Fair Value of Equity Awards in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,364,948	722,400	1,560,717
Non-PEO NEO | Average Value as of Fiscal Year End of Equity Awards Granted During Year That Were Outstanding and Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,992,614	431,787	2,435,565
Non-PEO NEO | Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards That Were Granted in Previous Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			551,855	(844,997)	641,059
Non-PEO NEO | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO | Average Fair Value at the End of the Prior Year of Equity Awards That Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0